Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets with Definite Useful Lives	The following table presents the Company’s intangible assets as of the respective balance sheet dates:
	As of December 31,	As of December 31,
	2023	2022
Land use right	$2,562,689	$2,626,781
Non-patent technology	687,437	704,630
License	4,180,417	4,181,273
Software	5,034,167	5,760,071
Patents	29,879,744	29,879,744
Total	42,344,454	43,152,499
Accumulated amortization	(15,468,932)	(15,523,631)
Provision for impairment	(24,545,745)	(20,738,130)
Intangible assets, net	$2,329,777	$6,890,738

Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets held as of December 31, 2023:
Year
2024	$134,407
2025	51,254
2026	51,254
2027	51,254
2028	51,254
Thereafter	1,990,354
Total	$2,329,777